SUBSEQUENT EVENTS (Details Narrative)																	2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($) $ / shares shares	Dec. 03, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 12, 2024 USD ($) $ / shares shares	Aug. 07, 2024	Aug. 02, 2024 USD ($)	Aug. 01, 2024 USD ($)	Apr. 12, 2024 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Jul. 05, 2023 USD ($)	May 01, 2023	Sep. 21, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 01, 2022 USD ($)	Oct. 03, 2019	Oct. 12, 2024 USD ($) $ / shares shares	Sep. 19, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 26, 2024 USD ($)	Aug. 26, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Nov. 30, 2023 USD ($)	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)
Subsequent Event [Line Items]
Principal amount																				$ 49,100	$ 130,800	$ 168,200			$ 57,639	$ 85,000					$ 71,629		$ 71,629	$ 71,629
Accrued interest																				3,769	8,700	16,632
Conversion fees																				$ 2,833	$ 3,832	1,838
Debt instrument interest rate stated percentage											10.00%																								10.00%
Debt instrument strike price																				4.99%	4.99%
Original issue discount																				$ 43,819	$ 38,854	38,994
Debt instrument debt default interest rate								24.00%
Penalty amount																				30,000	30,000
Debt instrument unamortized premium																				$ 115,293	$ 124,629	$ 91,171
Common stock, par value | $ / shares																				$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues																					$ 23,057	$ 48,469
Reverse stock split					sixty thousand pre-split shares (1:60,000)							one-for-one thousand (1:1,000)
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage																																8.00%
GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Accrued interest																				$ 3,769	8,700	2,945
Debt instrument debt default interest rate			24.00%
Loan Agreement [Member]
Subsequent Event [Line Items]
Principal amount		$ 113,485					$ 98,060													9,731	79,811		$ 15,000	$ 175,000					$ 150,000	$ 120,000
Accrued interest																				5,493	$ 665
Maturity date							Nov. 01, 2024
Debt instrument loan bears interest rate		12.00%					12.00%
Debt instrument interest rate stated percentage		18.00%					18.00%														12.00%			18.00%					18.00%	12.00%
Debt instrument strike price							35.00%
Letter Agreement [Member]
Subsequent Event [Line Items]
Principal amount											$ 153,256																								$ 230,000
Maturity date											Jul. 05, 2026
Debt instrument interest rate stated percentage											10.00%																								10.00%
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount																						65,280
Maturity date																Oct. 03, 2020
Debt instrument unamortized premium																			$ 234,615	0	$ 279,711	232,674
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Principal amount			$ 33,000			$ 33,000		$ 27,500	$ 61,000	$ 77,500			$ 71,500	$ 93,000							83,000
Accrued interest																				$ 11,366	8,364	$ 4,263
Conversion fees																					$ 3,832
Maturity date			Mar. 20, 2025			Feb. 02, 2025		Oct. 12, 2024	Apr. 12, 2024	Feb. 23, 2024			Mar. 21, 2023	Apr. 12, 2023
Debt instrument interest rate stated percentage			8.00%			8.00%		8.00%	8.00%	8.00%			8.00%	8.00%
Debt instrument strike price													65.00%	65.00%
Original issue discount			$ 3,000			$ 3,000		$ 2,500	$ 3,500	$ 5,000			$ 4,000	$ 5,000
Conversion price, description			The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $18 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.			The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $900 per share, provided that the fixed price will be reduced to $600 per share in the event that the market price of the Common Stock trades below $450 per share for ten consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,400 per share, provided that the fixed price will be reduced to $1,200 per share in the event that the market price of the Common Stock trades below $1,800 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.			Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $120,000 (the “September Fixed Price”). However, in the event the common stock trades below $84,000 per share for more than five consecutive trading days, then the September Fixed Price becomes $54,000 per share	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $168,000 per share (the “Fixed Price”). However, in the event the common stock trades below $120,000 per share for more than five consecutive trading days, then the Fixed Price becomes $78,000 per share
Debt instrument debt default interest rate																					24.00%
Debt instrument increase principal percentage			20.00%					20.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate			110.00%					110.00%
Penalty amount			$ 250					$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate			125.00%					125.00%
Penalty amount			$ 500					$ 500
Consulting Agreement [Member]
Subsequent Event [Line Items]
New issuance, shares | shares																	250
Monthly Fee															$ 50,000		$ 7,500
Common stock, par value | $ / shares																	$ 60
Stock Issued During Period, Value, New Issues																	$ 15,000
Subsequent Event [Member]
Subsequent Event [Line Items]
New issuance, shares | shares	684																	3,487
Debt instrument contractual conversion price | $ / shares	$ 6																	$ 18
Principal amount	$ 4,050																	$ 44,925
Accrued interest	403																	7,053
Conversion fees	$ 469																	2,548
Debt instrument unamortized premium																		$ 9,337
Reverse stock split					reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio somewhere between one post-split share per ten thousand pre-split shares (1:10,000) and one post-split share per one hundred thousand pre-split shares (1:100,000) (the “Reverse Stock Split”)
Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Principal amount																												$ 85,000	$ 150,000
Maturity date							Nov. 01, 2024
Debt instrument loan bears interest rate							12.00%
Debt instrument interest rate stated percentage							18.00%																						18.00%
Debt instrument strike price							35.00%
Subsequent Event [Member] | Letter Agreement [Member]
Subsequent Event [Line Items]
Principal amount							$ 97,649																				$ 57,638
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Principal amount						$ 33,000
Maturity date						Feb. 02, 2025
Debt instrument interest rate stated percentage						8.00%
Original issue discount						$ 3,000
Conversion price, description						The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Pursuant to the Note, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note). The GS Capital note shall be bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value.
Debt instrument debt default interest rate						24.00%
Debt instrument increase principal percentage						20.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate						110.00%
Penalty amount						$ 250
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate						125.00%
Penalty amount						$ 500
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
New issuance, shares | shares				250
Monthly Fee				$ 7,500
Common stock, par value | $ / shares				$ 60
Stock Issued During Period, Value, New Issues				$ 15,000